Gary Murtagh Vice President and Senior Counsel Law Department 1295 State Street – B420 Springfield, MA 01111-0001 Tel: (413) 744-6240 Email: gmurtagh@massmutual.com

May 11, 2017

Mr. Keith A. Gregory

Senior Counsel

Disclosure Review Office

Division of Investment Management

United States Securities and Exchange Commission

10 F Street, N.W.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Pre-Effective Amendment No. 1 on Form N-6

File Nos. 333-215823 and 811-08075

Dear Mr. Gregory:

I am submitting Pre-Effective Amendment No. 1 to Registration Statement No. 333-215823 for the Staff’s review. I have also included, as “Correspondence”, my responses to the Staff’s comment letter dated March 31, 2017, as well as a blackline copy of the prospectus and SAI.

I appreciate your continuing attention to this filing. Please call me at (413) 744-6240 or e-mail me at gmurtagh@massmutual.com if you have any questions regarding this letter or if you need additional information to complete your review of this filing.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Vice President and Senior Counsel